Loss Per Share - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Number of potential ordinary shares that are antidilutive in period presented	31,432,382	86,745,377	148,857,998